Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Undistributed non-U.S. subsidiary earnings	$ 1,800,000
Valuation allowance	1,939,000	886,000
Liability for uncertain tax positions	3,800,000	2,900,000
Reduction in unrecognized tax benefit	$ 1,800,000
Minimum
Income Tax [Line Items]
Operating loss carryforward period	20
Maximum
Income Tax [Line Items]
Operating loss carryforward period	Indefinite